Commitments and Contingencies - Additional Information (Detail) - USD ($)		7 Months Ended
	Jul. 02, 2021	Sep. 30, 2021
Loss Contingencies [Line Items]
Deferred underwriting commission per share		$ 0.35
Deferred underwriting fee		$ 7,700,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Underwriter option period	45 days
Stock Issued During Period Shares Issued To Underwriters	3,300,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Deferred underwriting commission per share	$ 0.35
Deferred underwriting fee	$ 7,700,000
Subsequent Event [Member] | Proposed Public Offering [Member]
Loss Contingencies [Line Items]
Deferred underwriting commission per share	$ 0.20
Deferred underwriting fee	$ 4,400,000
Common Class A [Member] | Director Restricted Stock Unit Award Agreement [Member]
Loss Contingencies [Line Items]
Number of shares of common stock committed to settle on a date following the year Business combination occurs		30,000
Restricted Stock Units (RSUs) [Member] | Director Restricted Stock Unit Award Agreement [Member]
Loss Contingencies [Line Items]
Number of stock units granted		30,000